Financial Liabilities and Lease Debts - Schedule Representing Remaining Contractual Maturities of Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	$ 30,597	$ 35,426
Financial liabilities	73,685	84,472
Trade payables	18,200	17,277
Other current liabilities	10,647	12,342
Total Financial liabilities and lease debts	133,129	149,518
Less than One Year [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	7,806	10,151
Financial liabilities	7,616	10,722
Trade payables	18,200	17,277
Other current liabilities	10,647	12,342
Total Financial liabilities and lease debts	44,270	50,492
One to Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	22,667	25,406
Financial liabilities	73,923	79,206
Trade payables	0	0
Other current liabilities	0	0
Total Financial liabilities and lease debts	96,589	104,613
More than Five Years [member]
Disclosure of offsetting of financial liabilities [line items]
Lease liabilities	6,452	7,881
Financial liabilities	3,111	34
Trade payables	0	0
Other current liabilities	0	0
Total Financial liabilities and lease debts	$ 9,563	$ 7,915